Longterm Incentive Plans (Details 1) - Performance Stock Units [member] - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Outstanding, Beginning	75,000	75,000	0
Granted			75,000
Common shares issued on vesting	(25,000)	(25,000)
Expired	(25,000)	(25,000)
Outstanding, Ending	25,000	25,000	75,000